Related Parties: Schedule of Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Transactions with Related Parties:
Schedule of Transactions with Related Parties

	2011				Balances at December 31, 2011
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Related metallurgical plants	1,555,754	419,048	2,364	944,530	1,058,425	(177,745)	880,680
Metallurg-Trust	1,403	422,989	–	–	176,105	(56)	176,049
Usipar	72,114	61,189	–	–	80,544	–	80,544
TPTU	5,664	11	–	–	5	(633)	(628)
TRMZ	4,446	1,629	–	–	191	(1,221)	(1,030)
Other	202	10	–	–	18	(17)	1
Total	1,639,583	904,876	2,364	944,530	1,315,288	(179,672)	1,135,616

	2010				Balances at December 31, 2010
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net	Receivable from	Payable to	Total outstanding, net
Calridge	–	–	161	87,836	–	–	–
Related metallugrical plants	1,228,542	419,786	1,390	–	512,018	(91,843)	420,175
Metallurg-Trust	36	220,168			127,760	(4,232)	123,528
Laminorul	1,140	12,231	–	–	–	–	–
TPTU	2,857	12	–	–	189	(71)	118
TRMZ	4,043	1,378	1,278	–	161	(545)	(384)
TPP Rousse	–	19,196	–	–	–	–	–
Nerungribank	60	–	49	–	–	–	–
Usipar	7,456	13,372	–	–	42,214	–	42,214
Other	172	29	211	–	–	(3)	(3)
Total	1,244,306	686,172	3,089	87,836	682,342	(96,694)	585,648

	2009
	Purchases	Sales	Other gain/(loss)	Financing provided (received), net
Calridge	–	–	(822)	16,449
Related metallugrical plants	117,828	57,206	186	–
Laminorul	1,442	5,356	–	–
Mechel Fund	–	14	(53)	–
RIKT	173	–	–	–
TPTU	1,977	14	–	–
TRMZ	6,114	513	154	–
TPP Rousse	–	43,782	–	–
Coalmetbank	766	214	(9,506)	113,694
Other	256	5	(94)	–
Total	128,556	107,104	(10,135)	130,143